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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald J. Krystyniak
         -------------------------------
Title:   Member
         -------------------------------
Phone:   (213) 891-6311
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Ronald J. Krystyniak         Los Angeles, CA      7/30/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]      Oakmont Corporation

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:             1
                                        --------------------

Form 13F Information Table Value Total:       937,776
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds LLC
    ------       -----------------         ---------------------------------

              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                                    VALUE                INVESTMENT          OTHER         VOTING
NAME OF ISSUER                       TITLE OF CLASS    CUSIP      (X$1000)      SHARES   DISCRETION         MANAGERS      AUTHORITY
--------------                       --------------  ---------    --------    ---------  ----------  -------------------- ---------

ALLIED WORLD ASSURANCE                   Common       GO219G2O3     1,416        27,632     Other     Oakmont Corporation   Sole
AMERICA MOVIL -ADR SERIES L          Spon ADR L Shs   02364W105     25,837      417,200     Other     Oakmont Corporation   Sole
AMERICA MOVIL -ADR SERIES L          Spon ADR L Shs   02364W105     24,227      391,200     Other    The Cypress Funds LLC  Sole
APPLE INC.                               Common        37833100     7,322        60,000     Other    The Cypress Funds LLC  Sole
BAKER HUGHES INC.                        Common       057224107     25,205      299,600     Other     Oakmont Corporation   Sole
BAKER HUGHES INC.                        Common       O57224l07     21,033      250,000     Other    The Cypress Funds LLC  Sole
BOEING CO                                Common       097023105     34,175      355,400     Other     Oakmont Corporation   Sole
BOEING CO                                Common       097023105     21,299      221,500     Other    The Cypress Funds LLC  Sole
CATERPILLAR INC                          Common       149123101     64,259      820,678     Other     Oakmont Corporation   Sole
CATERPILLAR INC                          Common       149123101     13,703      175,000     Other    The Cypress Funds LLC  Sole
COMPUGEN LTD                             Common       M25722105      357        122,825     Other     Oakmont Corporation   Sole
CVS Corporation                          Common       126650100      292         8,000      Other     Oakmont Corporation   Sole
CVS Corporation                          Common       126650100     16,767      460,000     Other    The Cypress Funds LLC  Sole
DELPHI FINANCIAL GROUP, INC              Common       247131105     29,024      694,014     Other     Oakmont Corporation   Sole
ENCANA CORP                              Common       292505104     40,102      652,600     Other     Oakmont Corporation   Sole
ENCANA CORP                              Common       292505104     21,981      357,700     Other    The Cypress Funds LLC  Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common       35671D857    132,136     1,595,454    Other     Oakmont Corporation   Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common       35671D857     26,171      316,000     Other    The Cypress Funds LLC  Sole
HANOVER COMPRESSOR CO                    Common       410768105     11,329      475,000     Other    The Cypress Funds LLC  Sole
HILTON HOTELS CORP                       Common       432848109     24,597      734,900     Other     Oakmont Corporation   Sole
INVESTORS FINANCIAL SERVICES CORP        Common       461915100    203,343     3,297,268    Other     Oakmont Corporation   Sole
INVESTORS FINANCIAL SERVICES CORP        Common       461915100     27,511      446,100     Other    The Cypress Funds LLC  Sole
MCMORAN EXPLORATION CO                   Common       582411104     22,429     1,602,077    Other     Oakmont Corporation   Sote
MCMORAN EXPLORATION CO                 NOTE 6.00%     582411ABO     3,162      2,750,000    Other     Oakmont Corporation   Sole
MCMORAN EXPLORATION CO                   Common       582411104     14,840     1,060,000    Other    The Cypress Funds LLC  Sole
NEKTAR THERAPEUTIC                       Common       640268108     2,593       273,260     Other    The Cypress Funds LLC  Sole
OCCIDENTAL PETROLEUM CORPORATION         Common       674599105      428         7,400      Other     Oakmont Corporation   Sole
OCCIDENTAL PETROLEUM CORPORATION         Common       674599105     19,309      333,600     Other    The Cypress Funds LLC  Sole
SEI INVESTMENTS CO                       Common       784117103     3,560       122,600     Other     Oakmont Corporation   Sole
SIRIUS SATELLITE RADIO INC.              Common       82966U103     3,020      1,000,000    Other    The Cypress Funds LLC  Sole
STRATUS PROPERTIES INC                   Common       863167201     3,186        92,339     Other     Oakmont Corporation   Sole
SYNTA PHARMACEUTICALS CORP               Common       87162T206     12,005     1,446,413    Other     Oakmont Corporation   Sole
SYNTROLEUM CORP                          Common       871630109     20,412     7,395,777    Other     Oakmont Corporation   Sole
TRANSOCEAN INC                           Common       G90078109     33,829      319,200     Other     Oakmont Corporation   Sole
TRANSOCEAN lNC                           Common       G90078109     20,104      189,700     Other    The Cypress Funds LLC  Sole
WYNN RESORTS LTD                         Common       983134107     6,813        76,000     Other    The Cypress Funds LLC  Sole
                                                                   -------
                                                                   937,776
                                                                   -------